Accrued Expenses and Other Current Liabilities	12 Months Ended
Sep. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 13 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities as of September 30, 2024 and 2023 consisted of the following:

	September 30, 2024	September 30, 2023
Deferred government subsidies	$537,645	$910,709
Taxes payable	48,719	54,174
Wages payable	108,214	105,079
Interest payable	176,897	304,222
Other payables and accruals	2,300,096	669,646
Total	$3,171,571	$2,043,830

Deferred government subsidies were government subsidies the Company received from the local governments related to certain assets that will be amortized in the depreciated periods of the assets.

Other payables and accruals account for the years ended September 30, 2024 and 2023 are as follows:

	September 30, 2024	September 30, 2023
Decoration project funds	$1,538,205	$2,403
Housing rent	252,274	181,370
Others*	509,617	485,873
Total	$2,300,096	$669,646

*Others	includes deposits, guarantees, accrued expenses payable.

As of date of this report, approximately 74%, or $1.71 million, of the Company’s other payables and accruals balance as of September 30, 2024 has been subsequently paid.